STOCKHOLDERS DEFICIT (Details) - Warrants [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Annual dividend yield		0.00%	0.00%
Expected life (years)		3 years	5 years
Maximum [Member]
Expected life (years)	5 years
Risk-free interest rate	0.42%	0.29%	2.23%
Expected volatility	98.81%	106.51%	92.64%
Common stock price	$ 3.0900	$ 0.0050	$ 1.52
Minimum [Member]
Risk-free interest rate		0.11%	1.56%
Expected volatility		99.24%	82.85%
Common stock price		$ 0.0029	$ 0.59